Estimates, Significant Accounting Policies and Balance Sheet Detials (Tables)	12 Months Ended
Dec. 31, 2014
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Net change in operating assets and liabilities (net of acquisitions)
The net change in operating assets and liabilities (net of acquisitions) included in cash flows from operating activities is comprised as follows:

	Years Ended December 31,
	2014	2013	2012
Accounts receivable	$600	$(557)	$267
Accounts receivable from related companies	(22)	26	(12)
Inventories	51	(254)	(258)
Exchanges receivable	18	(8)	14
Other current assets	132	(58)	574
Other non-current assets, net	(6)	(45)	(30)
Accounts payable	(851)	542	(990)
Accounts payable to related companies	3	(143)	101
Exchanges payable	(99)	128	—
Accrued and other current liabilities	(92)	211	(169)
Other non-current liabilities	(73)	147	25
Price risk management assets and liabilities, net	19	(147)	(15)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$(320)	$(158)	$(493)

Non-cash investing and financing activities and supplemental cash flow information
Non-cash investing and financing activities and supplemental cash flow information are as follows:

	Years Ended December 31,
	2014	2013	2012
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$643	$226	$420
Net gains from subsidiary common unit issuances	$175	$—	$—
AmeriGas limited partner interest received in exchange for contribution of Propane Business	$—	$—	$1,123
NON-CASH FINANCING ACTIVITIES:
Issuance of Common Units in connection with the Susser Merger (see Note 3)	$908	$—	$—
Redemption of Common Units in connection with the Lake Charles LNG Transaction (see Note 3)	$1,167	$—	$—
Issuance of Common Units in connection with the ETP Holdco Acquisition	$—	$2,464	$—
Issuance of Class H Units	$—	$1,514	$—
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	$564	$—	$6,658
Issuance of Common Units in connection with other acquisitions	$—	$—	$2,295
Predecessor equity issuance of common units in connection with PVR, Hoover and Eagle Rock Midstream acquisitions	$4,281	$—	$—
Long-term debt assumed in PVR Acquisition	$1,887	$—	$—
Long-term debt exchanged in Eagle Rock Midstream Acquisition	$499	$—	$—
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	$1,232	$1,049	$790
Cash paid for income taxes	$344	$58	$23

Inventory
Inventories consisted of the following:

	December 31,
	2014	2013
Natural gas and NGLs	$392	$577
Crude oil	364	488
Refined products	392	543
Appliances, parts and fittings, and other	312	199
Total inventories	$1,460	$1,807

Other Current Assets	Other current assets consisted of the following:

	December 31,
	2014	2013
Deposits paid to vendors	$65	$49
Deferred income taxes	14	—
Prepaid expenses and other	217	262
Total other current assets	$296	$311

Components and useful lives of property, plant and equipment
Components and useful lives of property, plant and equipment were as follows:

	December 31,
	2014	2013
Land and improvements	$1,307	$881
Buildings and improvements (1 to 45 years)	1,918	935
Pipelines and equipment (5 to 83 years)	27,164	21,038
Natural gas and NGL storage facilities (5 to 46 years)	1,215	1,083
Bulk storage, equipment and facilities (2 to 83 years)	2,583	1,933
Tanks and other equipment (5 to 40 years)	58	1,697
Retail equipment (2 to 99 years)	515	450
Vehicles (1 to 25 years)	203	156
Right of way (20 to 83 years)	2,445	2,183
Furniture and fixtures (2 to 25 years)	57	51
Linepack	119	118
Pad gas	44	52
Natural resources	454	—
Other (1 to 30 years)	979	706
Construction work-in-process	4,343	2,166
	43,404	33,449
Less – Accumulated depreciation	(4,497)	(3,113)
Property, plant and equipment, net	$38,907	$30,336

Depreciation expense
We recognized the following amounts of depreciation expense for the periods presented:

	Years Ended December 31,
	2014	2013	2012
Depreciation expense	$1,459	$1,202	$783
Capitalized interest, excluding AFUDC	$101	$45	$99

Depletion expense related to Regency’s natural resources operations was $11 million for the year ended December 31, 2014. Coal properties are depleted on an area-by-area basis at a rate based on the cost of the mineral properties and the number of tons of coal extracted as compared to the total estimated proven and probable coal reserves contained therein. Proven and probable coal reserves have been estimated by Regency’s own geologists. Regency’s estimates of coal reserves are updated periodically and may result in adjustments to coal reserves and depletion rates that are recognized prospectively. From time to time, Regency carries out core-hole drilling activities on coal properties in order to ascertain the quality and quantity of the coal contained in those properties. These core-hole drilling activities are expensed as incurred. Regency depletes timber using a methodology consistent with the units-of-production method, which is based on the quantity of timber harvested. Regency determines depletion of oil and gas royalty interests by the units-of-production method and these amounts could change with revisions to estimated proved recoverable reserves.

Changes in carrying amount of goodwill
Changes in the carrying amount of goodwill were as follows:

	Intrastate Transportation and Storage	Interstate Transportation and Storage	Midstream	Liquids Transportation and Services	Investment in Sunoco Logistics	Retail Marketing	All Other	Total
Balance, December 31, 2012	$10	$1,884	$688	$432	$1,368	$1,272	$742	$6,396
Goodwill acquired	—	—	—	—	—	156	—	156
Goodwill impairment	—	(689)	—	—	—	—	—	(689)
Other	—	—	(2)	—	(22)	17	—	(7)
Balance, December 31, 2013	10	1,195	686	432	1,346	1,445	742	5,856
Goodwill acquired	—	—	451	—	12	1,862	15	2,340
Goodwill disposed	—	(184)	—	—	—	—	—	(184)
Goodwill impairment	—	—	(370)	—	—	—	—	(370)
Balance, December 31, 2014	$10	$1,011	$767	$432	$1,358	$3,307	$757	$7,642

Components and useful lives of intangibles assets
Components and useful lives of intangible assets were as follows:

	December 31, 2014		December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer relationships, contracts and agreements (3 to 46 years)	$5,067	$(464)	$2,113	$(256)
Patents (9 years)	48	(11)	48	(6)
Trade Names (15 years)	556	(15)	66	(12)
Other (1 to 15 years)	36	(7)	7	(4)
Total amortizable intangible assets	$5,707	$(497)	$2,234	$(278)
Non-amortizable intangible assets:
Trademarks	316	—	294	—
Total intangible assets	$6,023	$(497)	$2,528	$(278)

Amortization expense of intangible assets	Aggregate amortization expense of intangible assets was as follows:

	Years Ended December 31,
	2014	2013	2012
Reported in depreciation, depletion and amortization	$212	$117	$65

Amortization expense, expected	Estimated aggregate amortization expense for the next five years is as follows:

Years Ending December 31:
2015	$263
2016	260
2017	260
2018	259
2019	256

Other non-current assets
Other non-current assets, net are stated at cost less accumulated amortization. Other non-current assets, net consisted of the following:

	December 31,
	2014	2013
Unamortized financing costs (3 to 30 years)	$156	$126
Regulatory assets	85	86
Deferred charges	220	144
Restricted funds	177	378
Other	148	89
Total other non-current assets, net	$786	$823

Schedule of Asset Retirement Obligations [Table Text Block]
Below is a schedule of AROs by segment recorded as other non-current liabilities in ETP’s consolidated balance sheet:

	December 31,
	2014	2013
Interstate transportation and storage	$60	$55
Investment in Sunoco Logistics	41	41
Retail marketing	87	84
	$188	$180

Accounts payable and accrued liabilities
Accrued and other current liabilities consisted of the following:

	December 31,
	2014	2013
Interest payable	$382	$332
Customer advances and deposits	103	142
Accrued capital expenditures	673	258
Accrued wages and benefits	233	173
Taxes payable other than income taxes	236	211
Income taxes payable	54	4
Deferred income taxes	99	119
Other	319	395
Total accrued and other current liabilities	$2,099	$1,634

Summary of fair value of financials
The following tables summarize the fair value of our financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2014 and 2013 based on inputs used to derive their fair values:

	Fair Value Measurements at December 31, 2014
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$3	$—	$3	$—
Commodity derivatives:
Condensate — Forward Swaps	36	—	36	—
Natural Gas:
Basis Swaps IFERC/NYMEX	19	19	—	—
Swing Swaps IFERC	26	1	25	—
Fixed Swaps/Futures	566	541	25	—
Forward Physical Contracts	1	—	1	—
Power:
Forwards	3	—	3	—
Futures	4	4	—	—
Natural Gas Liquids — Forwards/Swaps	69	46	23	—
Refined Products — Futures	21	21	—	—
Total commodity derivatives	745	632	113	—
Total assets	$748	$632	$116	$—
Liabilities:
Interest rate derivatives	$(155)	$—	$(155)	$—
Embedded derivatives in the ETP Preferred Units	(16)	—	—	(16)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(18)	(18)	—	—
Swing Swaps IFERC	(25)	(2)	(23)	—
Fixed Swaps/Futures	(490)	(490)	—	—
Power:
Forwards	(4)	—	(4)	—
Futures	(2)	(2)	—	—
Natural Gas Liquids — Forwards/Swaps	(32)	(32)	—	—
Refined Products — Futures	(7)	(7)	—	—
Total commodity derivatives	(578)	(551)	(27)	—
Total liabilities	$(749)	$(551)	$(182)	$(16)

	Fair Value Measurements at December 31, 2013
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$47	$—	$47	$—
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	5	5	—	—
Swing Swaps IFERC	8	1	7	—
Fixed Swaps/Futures	203	201	2	—
Natural Gas Liquids — Forwards/Swaps	7	5	2	—
Power:
Power — Forwards	3	—	3	—
Refined Products – Futures	5	5	—	—
Total commodity derivatives	231	217	14	—
Total assets	$278	$217	$61	$—
Liabilities:
Interest rate derivatives	$(95)	$—	$(95)	$—
Embedded derivatives in the Regency Preferred Units	(19)	—	—	(19)
Commodity derivatives:
Condensate — Forward Swaps	(1)	—	(1)	—
Natural Gas:
Basis Swaps IFERC/NYMEX	(4)	(4)	—	—
Swing Swaps IFERC	(6)	—	(6)	—
Fixed Swaps/Futures	(206)	(201)	(5)	—
Forward Physical Contracts	(1)	—	(1)	—
Natural Gas Liquids — Forwards/Swaps	(9)	(5)	(4)	—
Power:
Power — Forwards	(1)	—	(1)	—
Refined Products – Futures	(5)	(5)	—	—
Total commodity derivatives	(233)	(215)	(18)	—
Total liabilities	$(347)	$(215)	$(113)	$(19)

Unobservable Inputs of Fair Value Level 3 Liabilities [Table Text Block]
The following table presents the material unobservable inputs used to estimate the fair value of Regency’s Preferred Units and the embedded derivatives in Regency’s Preferred Units:

	Unobservable Input	December 31, 2014
Embedded derivatives in the Regency Preferred Units	Credit Spread	4.76%
	Volatility	35.80%
Changes in the remaining term of the Preferred Units, U.S. Treasury yields and valuations in related instruments would cause a change in the yield to value the Preferred Units. Changes in Regency’s cost of equity and U.S. Treasury yields would cause a change in the credit spread used to value the embedded derivatives in the Regency Preferred Units. Changes in Regency’s historical unit price volatility would cause a change in the volatility used to value the embedded derivatives.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents a reconciliation of the beginning and ending balances for our Level 3 financial instruments measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2014. There were no transfers between the fair value hierarchy levels during the years ended December 31, 2014 or 2013.

Balance, December 31, 2013	$(19)
Net unrealized gains included in other income (expense)	3
Balance, December 31, 2014	$(16)